Schedule of investments
Delaware Ivy VIP Pathfinder Moderate – Managed Volatility
March 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 97.84%<<
Fixed Income Funds — 33.56%
Delaware Ivy VIP Corporate Bond Class II	22,628,699	$105,676,026
Delaware Ivy VIP High Income Class I	1,098,835	3,318,481
Delaware Ivy VIP Limited-Term Bond Class II	8,888,789	42,221,748
		151,216,255
Global / International Equity Fund — 19.67%
Delaware Ivy VIP International Core Equity Class II	5,177,867	88,593,301
		88,593,301
US Equity Funds — 44.61%
Delaware Ivy VIP Core Equity Class II	3,580,885	51,564,740
Delaware Ivy VIP Growth Class II	4,616,397	50,226,403
Delaware Ivy VIP Mid Cap Growth Class I	2,042,563	22,263,941
Delaware Ivy VIP Small Cap Growth Class II	685,173	4,487,883
Delaware Ivy VIP Smid Cap Core Class II	1,653,437	20,370,343
Delaware Ivy VIP Value Class II	9,535,206	52,062,223
		200,975,533
Total Affiliated Mutual Funds (cost $486,827,144)		440,785,089

Short-Term Investments — 1.99%
Money Market Mutual Funds — 1.99%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	2,244,699	2,244,699
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	2,244,699	$ 2,244,699
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	2,244,699	2,244,699
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	2,244,699	2,244,699
Total Short-Term Investments (cost $8,978,796)		8,978,796

Total Value of Securities—99.83% (cost $495,805,940)		449,763,885
Receivables and Other Assets Net of Liabilities—0.17%★		771,604
Net Assets Applicable to 106,769,843 Shares Outstanding—100.00%		$450,535,489
<<	Affiliated company.
★	Includes $918,200 cash collateral held at broker for futures contracts as of March 31, 2024.
The following futures contracts were outstanding at March 31, 2024:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(16)	E-Mini Russell 2000 Index	$(1,716,720)	$(1,675,236)	6/21/24	$(41,484)	$(6,000)
(69)	E-Mini S&P 500 Index	(18,314,325)	(17,852,869)	6/21/24	(461,456)	(863)
Total Futures Contracts			$(19,528,105)		$(502,940)	$(6,863)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Portfolio’s total exposure in such contracts, whereas only the variation margin is reflected in the Portfolio’s net assets.
NQ- IV042 [0324] 0524 (3566180)    1

Schedule of investments
Delaware Ivy VIP Pathfinder Moderate – Managed Volatility   (Unaudited)
Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC
2    NQ- IV042 [0324] 0524 (3566180)